Intangible Assets, Net (Schedule of intangible assets, net) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Patent registration costs	$ 2,972	$ 2,569
Acquired technology	12,200	12,200
Acquired trade names	2,700	2,700
Acquired customer relationship	2,000	2,000
Cost	19,872	19,469
Less accumulated amortization	9,810	6,112
Total intangible assets, net	$ 10,062	$ 13,357